VARIABLE INTEREST ENTITIES (Details) - Variable interest entities, primary beneficiary $ in Thousands	Dec. 31, 2017 USD ($)
VARIABLE INTEREST ENTITIES
Current assets	$ 226,071
Non-current assets	25,635
Total assets	251,706
Current liabilities	222,263
Non-current liabilities	6,777
Total liabilities	$ 229,040